OTHER EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER EXPENSES [Abstract]
OTHER EXPENSES
NOTE 17:            OTHER EXPENSES

Other expenses for the years ended December 31, 2011, 2010 and 2009 were as follows:

	December 31,	December 31,	December 31,
	2011	2010	2009
Directors compensation	$215,980	$178,376	$167,749
Outside services	55,000	55,000	86,730
Legal expense	628,444	444,904	370,988
Miscellaneous deposit expense	73,712	44,864	103,752
Office supplies	94,002	109,424	126,844
Telephone	116,826	107,738	104,166
Postage	165,837	172,792	175,017
Insurance	74,287	68,628	62,971
Supervisory exam	58,609	60,115	57,271
Accounting	149,475	165,000	187,389
Organization dues	118,568	114,037	98,853
Loan expense	307,021	427,775	285,078
Contributions	40,118	40,140	40,302
ATM expense	219,329	200,224	260,375
Federal tax credits amortization	676,700	480,322	451,927
Other operating	517,036	544,083	563,571

	$3,510,944	$3,213,422	$3,142,983